CONTRACTS IN PROGRESS - Disclosure of Contracts in Progress (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Construction Contracts [Abstract]
Contract costs incurred to date	$ 20,147	$ 21,381
Profit recognized to date (less recognized losses)	1,843	1,783
Contract costs incurred and profit recognized (less recognized losses)	21,990	23,164
Less: progress billings	(22,944)	(24,084)
Contract work in progress (liability)	(954)	(920)
Comprising:
Amounts due from customers – work in progress	436	478
Amounts due to customers – creditors	(1,390)	(1,398)
Contract work in progress (liability)	$ (954)	$ (920)